Plant Restructuring (table)	12 Months Ended
Mar. 31, 2016
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2013	$20	$1,174	$307	$1,501
Charge to expense	-	341	160	501
Cash payments/write offs	(10)	(1,515)	(467)	(1,992)
Balance March 31, 2014	10	-	-	10
Charge to expense	842	264	270	1,376
Cash payments/write offs	(137)	-	-	(137)
Balance March 31, 2015	715	264	270	1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	$-	$4,975	$3,897	$8,872